SIGNIFICANT ACCOUNTING POLICIES - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 16, 2019	Dec. 31, 2020
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Proportion of ownership interests held by non-controlling interests	16.00%
Joint ventures
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Contractual obligation						$ 653
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture			75.00%
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture						45.00%
Jabal Sayid
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture						50.00%
Zaldívar
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture						50.00%
Tanzanian Mines [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		100.00%			63.90%	84.00%
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation						50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation						50.00%
Porgera Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation						47.50%
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation			75.00%
Veladero
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation						50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						61.50%
Proportion of ownership interests held by non-controlling interests						38.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						84.00%
Proportion of ownership interests held by non-controlling interests						16.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						84.00%
Proportion of ownership interests held by non-controlling interests						16.00%
Buzwagi [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						84.00%
Proportion of ownership interests held by non-controlling interests						16.00%
Carlin
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary				61.50%
Proportion of ownership interests held by non-controlling interests						38.50%
Cortez
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary				61.50%
Proportion of ownership interests held by non-controlling interests						38.50%
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						61.50%
Proportion of ownership interests held by non-controlling interests						38.50%
Phoenix
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests						38.50%
Long Canyon
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests						38.50%
Loulo Gounkoto
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						80.00%
Proportion of ownership interests held by non-controlling interests						20.00%
Tongon
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						89.70%
Proportion of ownership interests held by non-controlling interests						10.30%
Pueblo Viejo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						60.00%
Proportion of ownership interests held by non-controlling interests						40.00%
South Arturo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			60.00%	36.90%
Phoenix and Long Canyon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary						61.50%
Newmont [Member] | Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture			25.00%
Government of Tanzania
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests						16.00%
Government of Tanzania | Tanzanian Mines [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests						16.00%